Notes receivable, noncurrent (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Receivables [Abstract]
Long-term receivable from, and loan to, shareholder	$ 144	$ 0
Long-term receivable from, and loan to, other related parties	39	23
Total notes receivable, noncurrent	$ 183	$ 23